Operating Segments - Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	₩ 57,466,678	₩ 64,785,709	₩ 65,154,636
Profit before income tax expense	1,972,764	3,126,534	3,616,016
Assets	79,683,676	79,370,808
Liabilities	32,080,153	31,607,510
Interest income	372,174	352,384	337,258
Interest expenses	(638,797)	(755,711)	(741,296)
Depreciation and amortization	(3,621,740)	(3,461,115)	(3,267,629)
Share of profit of equity-accounted investees, net	133,297	273,741	112,635
Income tax expense	(224,272)	(1,088,369)	(1,683,630)
Impairment loss on property, plant and equipment and others	(229,846)	(704,756)	(1,451,397)
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	89,748,804	101,104,207	102,258,628
Profit before income tax expense	1,312,569	1,324,046	1,331,419
Assets	101,272,738	102,502,209	101,878,001
Liabilities	38,937,462	40,324,920	40,264,320
Interest income	404,942	399,592	373,926
Interest expenses	(725,487)	(871,655)	(863,560)
Depreciation and amortization	(3,661,357)	(3,425,677)	(3,325,415)
Share of profit of equity-accounted investees, net	(609,003)	(1,027,435)	(1,049,335)
Income tax expense	(300,378)	(1,035,769)	(1,664,258)
Impairment loss on property, plant and equipment and others	(78,257)	(634,745)	(1,343,360)
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of operating segments [line items]
Assets	(14,697,612)	(14,400,831)
Goodwill and corporate FV adjustments [member]
Disclosure of operating segments [line items]
Profit before income tax expense	(74,685)	(80,218)	(77,756)
Assets	2,518,590	2,622,409
Liabilities	263,490	292,124
Interest expenses	806	806	1,035
Depreciation and amortization	(102,385)	(109,941)	(103,932)
Income tax expense	27,655	28,917	25,921
Impairment loss on property, plant and equipment and others	(761)	0	(779)
Elimination of inter-segment amounts [member]
Disclosure of operating segments [line items]
Revenue	(31,956,008)	(36,737,359)	(37,280,851)
Profit before income tax expense	550,268	738,809	638,401
Assets	(10,006,743)	(11,665,126)
Liabilities	(7,788,571)	(9,353,090)
Interest income	(32,768)	(47,208)	(36,668)
Interest expenses	85,884	115,138	121,229
Depreciation and amortization	142,002	74,503	161,718
Share of profit of equity-accounted investees, net	742,300	1,301,176	1,161,970
Income tax expense	35,789	(63,789)	(32,420)
Impairment loss on property, plant and equipment and others	(150,828)	(70,011)	(107,258)
Income tax expense [member]
Disclosure of operating segments [line items]
Profit before income tax expense	236,934	1,070,641	1,670,757
Basis difference [member]
Disclosure of operating segments [line items]
Revenue	(326,118)	418,861	176,859
Profit before income tax expense	(52,322)	73,256	53,195
Assets	596,703	312,147
Liabilities	667,772	343,556
Income tax expense	₩ 12,662	₩ (17,728)	₩ (12,873)